Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill	The goodwill balance of $1.2 million remained unchanged at both December 31, 2022 and 2021. In accordance with accounting guidance, the Bank evaluates its goodwill on an annual basis. The evaluations were performed as of December 31, 2022 and December 31, 2021 for the years ended December 31, 2022 and 2021, respectively. At the time of the evaluations the Company determined that no impairment existed. Therefore, there was no write-down of goodwill for the years ended December 31, 2022 and 2021.